SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.    SUBSEQUENT EVENTS

a)	On January 12, 2015, the Company provided Notices of Intention to Enforce Security to the loans receivable holder (the "borrower") (see Note 3), which made an assignment under the Bankruptcy and Insolvency Act on or about February 4, 2015. On March 9, 2015, the Company appointed a receiver under the general security agreement made between the Company and the borrower. On April 9, 2015, the Company made an offer to purchase all of the borrower's assets, including certain intellectual property, tradename and design patents. On April 17, 2015, the receiver accepted the Company's offer for a purchase price of $115,817 (CAD$142,000) by debt settlement of the principal amount plus accrued interest thereon and collection costs of $28,546 (CAD$35,000). The completion date for this transaction is scheduled for April 30, 2015.
b)	On March 20, 2015, trading in the Company's common shares commenced on the Canadian Securities Exchange (the "CSE"). The Company's common shares trade on the CSE under the symbol "QMI".